Note 16 - Leases: Schedule of Disclosure In Tabular Form Of Operating Lease Costs (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Liabilities
Schedule of Disclosure In Tabular Form Of Operating Lease Costs

	Classification	2025	2024	2023

Operating lease cost
Amortization of leased asset		$325,619	$261,754	$154,455
Interest on lease liabilities	Other expense - interest expenses	49,634	44,826	26,198
Total lease expenses		$375,253	$306,580	$180,653